Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Summary of shareholding before restructuring

Shareholders	Class of share	Number of shares
Longwater *	Ordinary shares with special rights*	2,276,769
Visionsky Group Limited ** (“Visionsky”, beneficially owned by Mr. Zhang)	Ordinary shares	2,776,902
Brightenwit Group Limited ** (“Brightenwit”, beneficially owned by Wu Yu, Mr. Zhang’s spouse)	Ordinary shares	449,251
BVI companies (beneficially owned by certain employees and non-employee consultants)	Ordinary shares	1,545,948
Total		7,048,870

*
Pursuant to the Parent’s shareholders’ agreement and memorandum and articles of association (“the Parent’s SA and M&A”), Longwater was provided with certain special rights, including but not limited to redemption and put option rights, right of first refusal and co-sale
right, drag-along right, preemptive right, and voting rights in certain events as defined.

**	Visionsky and Brightenwit are collectively referred to as “Founders Holdcos”.

Summary of shareholding after corporate restructuring
As a result of the Corporate Restructuring, the Company’s shares are held directly by the shareholders of the Parent and the shareholding structure of the Company immediately after the Corporate Restructuring was as follows:

Shareholders	Class of share	Number of shares
Longwater	Redeemable ordinary shares	22,767,690
Visionsky	Ordinary shares	27,769,020
Brightenwit	Ordinary shares	4,492,510
BVI companies	Ordinary shares	15,459,480

Total		70,488,700